Note 8 - Related Party Transactions (Details Narrative) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012
Related Party Transactions [Abstract]
Due to Director	$ 58,179	$ 58,179
Interest rate	5.00%
Accrued interest	2,200
Accrued management fees	72,000		72,000
Number of directors	2
Due and payable, Walchuk	370,000
Due and payable, Soursos	$ 99,000